FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No._                                     [ ]


     Post-Effective Amendment No. 6                                   [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 6                                                  [X]


(Check appropriate box or boxes.)

                              METAMARKETS.COM FUNDS
               (Exact Name of Registrant as Specified in Charter)


             444 DeHaro Street - Suite 220
             San Francisco, CA                              94107
          (Address of Principal Executive Offices)        (Zip Code)


     Registrant's Telephone Number, including Area Code: (415) 575-3000


                                Donald L. Luskin
                          444 DeHaro Street - Suite 220
                             San Francisco, CA 94107
                    (Name and Address of Agent for Service)

                                    copy to:

                                Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982


It is proposed that this filing will become effective (check appropriate box)


                  immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----

           x      60 days after filing pursuant to paragraph (a)(1)
         ----
                  on     (DATE)      pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

                              METAMARKETS.COM FUNDS


                                   PROSPECTUS



                                                            ____________, 2001




                              o        METAMARKETS INDEX FUND



                                       ADVISED BY
                                       METAMARKETS INVESTMENTS LLC



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS



    DESCRIPTION OF THE FUND - OBJECTIVES, RISK/RETURN AND EXPENSES


    ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    FUND MANAGEMENT

    SHAREHOLDER INFORMATION

    BACK COVER

DESCRIPTION OF THE FUND


OBJECTIVES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE               The Fund seeks to provide investment results
                                   that correspond, before expenses, generally to the price and yield performance of the ___________ Index.*

PRINCIPAL INVESTMENT               To achieve its goal, the Fund will invest,
  STRATEGIES                       under normal circumstances, at least
                                   80% of its total assets in the stocks
                                   included in the Index. The actual percentage of the Fund's assets invested in these stocks typically will be higher.

                                   The Index includes the common stocks of 100 leading companies in the "Internet Economy," as compiled by __________. The Index is a "modified capitalization-weighted" index, which means that its component stocks are weighted in proportion to their market capitalization (i.e., the number of a company's outstanding shares multiplied by the market price per share). Individual company weightings in the Index are modified based on industry sectors so that, in the opinion of the Index compilers, the Index is representative of the overall Internet Economy.

                                   The industry sectors representing the
                                   Internet Economy include online retail,
                                   business-to-business, broadband
                                   communications, networking equipment,
                                   telecommunications, wireless communications, computer hardware, computer software, network security, and online entertainment. The companies selected from these sectors for inclusion in the Index are not just "dot-coms," but are those companies the compilers believe are creating a new age of business, commerce and culture made possible by innovative technologies and instantaneous, low cost methods of communication.

                                   The Fund will invest in all of the stocks in the Index in substantially the same proportion to their weighting in the Index. To the extent that 25% or more of the stocks that comprise the Index are issued by companies in the same industry, the Fund will be concentrated in the stocks of companies in that industry. It is important that an investor realize that the Fund's decision to concentrate or not to concentrate at any given time is not discretionary and will, in all cases, be a direct result of the stocks of the issuers that comprise the Index.


                                   The Fund may invest in options and futures contracts and lend securities to minimize the gap in performance that normally exists between any index fund and its index. This gap occurs mainly because, unlike an index, a fund incurs expenses and must keep a small portion of its assets in cash to meet redemptions and for other purposes. By using options and futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. And any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

-----------------------
*
________________(R) and the _______________ Index (R) are trademarks of
_________________, and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by ______________, and _______________ makes no representation about the advisability of investing in the Fund.

                                   The remainder of the Fund's assets, under normal circumstances, may be invested in securities representing other equity indexes, such as the NASDAQ 100, or shares of companies not represented in the Index. Pending investment or to provide liquidity for redemptions, the Fund may hold cash and cash equivalents, such as money market instruments, or invest in money market mutual funds.


PRINCIPAL INVESTMENT               MARKET RISK. Stocks fluctuate in price, often
RISKS                              based on factors unrelated to the issuers'
                                   value. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                   SPECIAL RISKS OF INVESTING IN COMPANIES
                                   REPRESENTING THE INTERNET ECONOMY. Investing in companies representing the Internet Economy involves a high degree of risk not normally associated with investments in more seasoned companies. Some Internet Economy companies are relatively young and unseasoned, or offer innovative technologies subject to uncertain market acceptance and unpredictable competitive forces. Many stocks of Internet Economy companies have risen in value based on anticipation of future earnings and company viability and are currently operating at a loss. If these future projections prove to be overly optimistic, shares of these companies may experience significant declines in market value. As a result, the prices of the shares of such companies may be very volatile.

                                   There is no assurance that the Fund will achieve its investment objective. The Index and the Fund's investments may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

                                   RISKS OF INVESTING IN A LIMITED NUMBER OF
                                   ISSUERS AND INDUSTRIES. The Fund is
                                   non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. In addition, to the extent the stocks of companies that comprise the Index are concentrated in one or more industries or groups of industries that make up the Internet Economy, the Fund's investments also will be so concentrated. Greater risk and increased volatility is associated with investments in a single industry of the stock market (as opposed to investments in a broader range of industries). The value of the Fund's shares may be especially sensitive to factors and risks that specifically affect such industry or company, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industries and companies. The Index has a large proportion of technology and telecommunications stocks which may be more volatile than other industries or groups of industries of the market.


                                   RISKS OF USING OPTIONS AND FUTURES AND
                                   LENDING SECURITIES. Successful use of options and futures is subject to the adviser's ability to predict correctly movements in the direction of the market. A relatively small investment could have a large impact on the Fund's performance. Lending portfolio securities could subject the Fund to risk of loss if the institution it has loaned the securities to breaches its agreement with the Fund.

PERFORMANCE BAR CHART AND TABLE


Because the Fund is new, no performance returns are presented in this part of this prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance.


FEES AND EXPENSES

If you purchase and hold shares of the Fund, you will pay certain fees and expenses, which are described in the tables. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.


----------------------------------------
Shareholder Fees (fees paid directly
from your account)
----------------------------------------
Redemption Fee (as a % of   1.50%
amount redeemed)1
----------------------------------------
Annual Fund Operating Expenses (fees
paid from Fund assets)
----------------------------------------


Management Fee              0.50%

----------------------------------------

Distribution (12b-1) Fee    0.25%
----------------------------------------

Other Expenses2             0.29%
----------------------------------------
Total Annual Fund
Operating Expenses2         1.04%


----------------------------------------
Less Expense Reimbursement2 (0.04)%
----------------------------------------


Net Operating Expenses2     1.00%
----------------------------------------

-----------------------
1 The redemption fee is charged only when selling shares you have owned for 90 days or less.


2 Other Expenses are based on estimated amounts for the current fiscal year. The investment adviser has contractually agreed to reimburse the Fund to the extent such Other Expenses exceed .25% of the Fund's average daily net assets for the fiscal period ending July 31, 2001.



EXPENSE EXAMPLE

Use the example at the right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:


    o $10,000 investment
    o 5% annual return
    o no changes in the Fund's operating expenses
    o reinvestment of all dividends and distributions
    o redemption at the end of each time period shown


Your actual costs may be higher or lower. The 1 Year figure in the example is based on net operating expenses, and the 3 Years figure in the example is based on net operating expenses for the first year and total annual fund operating expenses thereafter, which does not reflect the reimbursement of a portion of fund operating expenses described above.


                                        1        3
                                      Year     Years


                                      $___      $___
     --------------------------------------- ---------

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the stocks of companies that comprise the _______ Index. That portion of its assets is not actively managed; rather, the investment adviser simply tries to match, before fees and expenses, the total return of the Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately __% between the capitalization-weighted total return of its assets, before fees and expenses, and the Index. A 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the Index. The Fund also may invest up to 20% of its total assets in the stocks of companies not represented in the Index, securities representing other equity indexes, or futures and options on stock index futures, and, to provide liquidity for purposes such as to pay redemptions and fees, in money market instruments.

The Fund generally is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, with respect to at least 80% of its total assets, the Fund will be managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the Index.

The Fund may invest some assets in options and futures contracts. The Fund may not invest in such contracts and options for purposes other than hedging if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options.

PRINCIPAL RISKS

SPECIAL RISKS OF INVESTING IN COMPANIES REPRESENTING THE INTERNET ECONOMY. Stocks of many companies in the Internet Economy involve a high degree of risk not normally associated with the securities of more seasoned companies. As a result, the prices of the stocks of Internet Economy companies may be very volatile.

Internet Economy companies are concentrated in certain industry groups including online retail, business-to-business, broadband communications, networking equipment, telecommunications, wireless communications, hardware, software, network security, and online entertainment. As a result, the companies in which the Fund invests at any given time may represent a limited number of industries, and the Fund's share price may be subject to greater volatility.

The Fund may have to sell stocks at a loss to fund shareholder redemptions. Redemptions are more likely to occur when prices of Internet Economy company stocks are declining, and their prices may fall more rapidly than those of other securities.

TRACKING ERROR RISK. A variety of factors may interfere with the Fund's ability to match its investment performance to the investment performance of the Index. Like any index fund, the Fund will bear transaction costs to trade its portfolio securities, and pay management fees and other expenses. It will be required to keep a small amount of cash on hand for business operations. Also, the frequency and size of shareholder purchases and redemptions of Fund shares will contribute to tracking errors. The Fund generally gives the same weight to a given stock as the Index does, but there are a variety of factors that may cause the weights of stocks in the Fund to differ from those in the Index.


RISKS RELATING TO OPTIONS AND FUTURES. The risks related to the use of options and futures contracts include: (i) when used for hedging purposes, the correlation between movements in the market price of the Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; and (iii) losses due to unanticipated market movements.


OTHER RISKS

INTERNET AND OTHER INTERACTIVE FUND RISKS. Since the Fund is designed specifically for on-line investors, an interruption in transmissions over the Internet generally or a problem in the transmission of the MetaMarkets.com Web site in particular could result in a delay or interruption in your ability to access the MetaMarkets.com Web site, place purchase or sale orders with the Fund or otherwise interact with the Fund.

Since the Fund's investment adviser intends to post updates of the Fund's holdings in real time, to the extent practicable, there is a risk that investors may use such information to the detriment of the Fund. The Fund's Board has considered this and determined that the investment adviser's use of the Web site is nonetheless in the best interests of the Fund and its shareholders. The Board will monitor the use of the Web site to determine that it continues to be in the best interests of the Fund and its shareholders.

FUND MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT ADVISER


MetaMarkets Investments LLC, located at 444 DeHaro Street, Suite 220, San Francisco, California 94107, serves as the Fund's investment adviser. The investment adviser was formed in August 1999 and is the investment adviser to OpenFund and MetaMarkets IPO & New Era Fund. Donald L. Luskin, the investment adviser's President and Chief Executive Officer, was formerly the Chief Executive Officer of Barclays Global Mutual Funds and the Vice Chairman of Barclays Global Investors, one of the world's largest investment management organizations. The investment adviser is responsible for making investment decisions for the Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of the Fund's investment portfolio. Investment decisions for the Fund are made by a team of the investment adviser's portfolio managers; the team collaborates in making portfolio recommendations and no individual is primarily responsible for making recommendations to the team. The Fund has agreed to pay the investment adviser an investment advisory fee at the annual rate of 0.50% of the Fund's average daily net assets.

The Fund's investment adviser intends to operate the Fund as an interactive mutual fund integrating real time investor participation with the investment process. The Fund intends to post on its Web site updates of its holdings in real time, to the extent practicable. In addition, part of the investment adviser's Web site supports communication technologies such as discussion boards, chat rooms, webcams, and on-line polls through which Fund shareholders and others may interact with the Fund's portfolio managers, celebrated business and technology Think Tank visionaries, and each other to share ideas about the Fund, stocks, market conditions and other related topics.


The Fund and the Fund's investment adviser each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the Fund. The investment adviser's code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by its employees does not disadvantage any fund advised by the investment adviser.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

PRICING OF FUND SHARES

The Fund's per share net asset value (NAV) is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares.

The Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. On days that the New York Stock Exchange closes early, the Fund's shares will be priced at the time the Exchange closes. Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors will not be able to purchase or redeem Fund shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your completed order form. A purchase order is complete when the Fund receives your wire, check or other form of payment.

The Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available, at fair value determined by the Fund's Board or in accordance with procedures approved by the Board. For further information regarding the methods employed in valuing the Fund's investments, see the Statement of Additional Information (SAI).

DISTRIBUTION PLAN

The Fund's 12b-1 fees compensate the Fund's distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY AND SELL SHARES

GENERAL

The Fund is designed specifically for on-line investors. You can buy Fund shares directly from the Fund or through selected on-line brokers. The Fund may be offered through exclusive distribution agreements with a limited number of firms for a period of time. You can access the Fund at the MetaMarkets.com Web site on the Internet. By clicking one of the Fund order icons, you can quickly and easily place a purchase or sale order for shares. You will be prompted to enter your trading password whenever you perform a transaction so that the Fund can be sure each purchase or sale is secure. For your own protection, only you or your co-account holder(s) should place orders through your Fund account. When you purchase shares, you will be asked to: (1) affirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) affirm that you have read the Prospectus. The Fund's current Prospectus will be readily available for viewing and printing on the Web site.

To become a Fund shareholder, you will need to open an account and consent to receive all shareholder information about the Fund electronically. The Fund may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Fund to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Fund will deliver such information to you and you may be charged a transaction fee of up to $12 to cover the costs of printing, shipping and handling (a fee will not be charged for delivery of confirmations or statements). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

PURCHASING AND ADDING TO YOUR SHARES


                                 MINIMUM INVESTMENT
  ----------------------------------------------------------
  ACCOUNT TYPE                 INITIAL        SUBSEQUENT

  Regular                      $2,500          $ 250
  (non-retirement)
  ----------------------------------------------------------
  Retirement (IRA)              $1,000             $250
  ----------------------------------------------------------
  Automatic
  Investment Plan               $1,000             $250


To make your initial investment, follow the instructions on the account application at the end of this Prospectus. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. The Fund offers an Automatic Investment Plan and Directed Dividend Option, which are convenient ways of buying Fund shares. These also are described on the account application and in the SAI.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks not originally made payable to the order of the investor are not accepted.


The Fund may waive the minimum purchase requirements or reject any purchase order in whole or in part.

SELLING YOUR SHARES

You may sell (i.e., redeem) your shares at any time. Your sales price will be the next NAV computed after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For Fund shares held 90 days or less, the Fund will deduct a redemption fee of 1.50% of the NAV of such shares redeemed or exchanged. No redemption fee will be charged on the sale or exchange of Fund shares held for more than 90 days, or shares representing the reinvestment of dividends and capital gains distibutions. The fee will be retained by the Fund and used primarily to offset the transaction costs imposed on the Fund and its shareholders. For purposes of calculating the 90-day holding period, the Fund will employ the "first in, first out" method, which assumes that the shares redeemed or exchanged are the ones you have held the longest or acquired through the reinvestment of dividends or distributions. The redemption fee may be waived, modified or discontinued at any time, or from time to time.

To sell Fund shares, click the Fund Sell Order icon and follow the instructions.

o       VERIFYING TELEPHONE REDEMPTIONS
The Fund will make efforts to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

o        REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the check has cleared (which may take up to 15 days from the date of purchase). You can avoid this delay by purchasing shares with a certified check.

o        DELAYING PAYMENT OF REDEMPTION PROCEEDS
Payment for shares may be delayed when permitted by the SEC in order to protect remaining shareholders.

o        REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). Redemption in kind would consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.


o        CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV upon redemption.


EXCHANGING YOUR SHARES


You can exchange your Fund shares for shares of another fund in the MetaMarkets.com family of funds. The Fund and the MetaMarkets IPO & New Era Fund each charge a redemption fee equal to 1.50% of the NAV of Fund shares exchanged if you have owned such shares for 90 days or less.


You must exchange shares worth $500 or more and meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable.


To exchange your Fund shares, click the Fund Exchanges icon and follow the instructions. Be sure to read the current prospectus for any fund into which you are exchanging before investing.


IMPORTANT INFORMATION ABOUT EXCHANGES. If Fund shares are purchased by check, the shares cannot be exchanged until your check has cleared. This could take up to 15 days from the date of purchase. The Fund may reject an exchange request from a shareholder who has made more than eight exchanges between investment portfolios offered by Fund management in a year, or more than four exchanges in a calendar quarter. Although unlikely, the Fund may reject any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where new Fund shares may be sold. The registration and tax identification numbers of the two accounts must be identical.

INTERACTIVE FUND

The discussion boards, chat rooms and interactive features of the Fund, including the display of Fund holdings, are presented for information purposes only and may be discontinued at any time. MetaMarkets.com Funds also may terminate the ability to buy and sell Fund shares on its Web site at any time, in which case you may continue to buy and sell Fund shares pursuant to the alternative procedures described in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus. Prices and other data posted during the day on the MetaMarkets.com Web site will be based on sources believed reliable, but whose accuracy cannot be assured.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax adviser about the tax implications of your investment in the Fund.

All dividends and distributions will be automatically reinvested in Fund shares. The Fund usually pays its shareholders dividends from its net investment income and distributes any capital gains annually.

Dividends paid by the Fund are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). Except for tax-advantaged accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-advantage accounts may be taxable when received.


Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value.


DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.


You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THE SAI OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND ON THE FUND'S INTERNET SITE OR BY E-MAIL:

                  METAMARKETS.COM FUNDS
                  INTERNET: HTTP://WWW.METAMARKETS.COM
                  TELEPHONE: 1-877-METAMKT (1-877-638-2658)
                            E-MAIL: INFO@METAMARKETS.COM

SHAREHOLDERS WILL BE ALERTED BY E-MAIL WHEN A PROSPECTUS AMENDMENT, ANNUAL OR SEMI-ANNUAL REPORT, OR PROXY MATERIALS ARE AVAILABLE.

-------------------------------------------------------------------------------

Certain instructions on how to buy and sell Fund shares are provided in the "How to Buy, Sell and Exchange Shares" pamphlet attached to this Prospectus.

You can review information about the Fund, including the Fund's SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090). You can get text-only copies:
   o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.
   o Free from the Commission's Web site at http://www.sec.gov.

MetaMarkets Index Fund
a series of MetaMarkets.com Funds
Investment Company Act file no. 811-09351.

Distributed by BISYS Fund Services Limited Partnership

HOW TO BUY, SELL AND EXCHANGE SHARES


INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


BY INTERNET

Initial Investment:
1. Carefully read and complete the account application which you can download from the MetaMarkets.com Web site or obtain by calling 1-877-METAMKT, and follow the instructions.

2. Make check, bank draft or money order payable to "MetaMarkets.com Funds, MetaMarkets Index Fund."

3.       Mail your payment and a signed copy of the
         completed account application to:      MetaMarkets.com Funds
                                                c/o BISYS Fund Services
                                                P. O. Box 182208
                                                Columbus, Ohio 43218-2208

Subsequent Investment:
1.        Provide the following information:
          o   Fund name:  ____________________
          o   Amount invested:  ____________________
          o   Account name:  ____________________
          o   Account number:  ____________________
2.        Include your account number on your
          check or money order and mail it to:   MetaMarkets.com Funds
                                                 c/o BISYS Fund Services
                                                 P. O. Box 182208
                                                 Columbus, Ohio 43218-2208

or, for Overnight Service, send it to:

                                                 MetaMarkets.com Funds
                                                 c/o BISYS Fund Services
                                                 Attn: T.A. Operations
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

ELECTRONIC PAYMENTS

You may pay electronically if your U.S. bank participates in the Automated Clearing House (ACH).

To establish an electronic purchase option, complete the account application as directed, or call 1-877-638-2658. Your account can generally be set up for electronic purchases within 15 days.

Call 1-877-638-2658 to arrange a transfer from your bank account.

WIRE TRANSFER PAYMENTS

To pay by wire transfer, complete the account application as directed and request an account number by calling 1-877-638-2658. Follow the instructions below after receiving your account number.

Instruct your bank to wire transfer your investment to:
Huntington National Bank
Routing Number:  ABA # 044000024
DDA#01899622494
Include:
Your fund number (_______)
Your account number
After instructing your bank to wire the funds, call 1-877-638-2658 to advise us of the amount being transferred and the name of your bank.



                          ELECTRONIC VS. WIRE TRANSFER


                          Wire transfers allow financial
                          institutions to send funds to each
                          other, almost instantaneously. Your
                          bank may change a wire transfer fee.
                          With an electronic purchase or sale,
                          the transaction is made through the
                          Automated Clearing House (ACH) and
                          may take up to eight days to clear.
                          There is generally no fee for ACH
                          transactions.


-------------------------------------------------------------------------------
You can add to your account by using the convenient options described in the account application. For more information about these options, also see the SAI.
-------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

By Internet       Provide the following information:
                  o your Fund and account number:  _______________
                  o amount you wish to sell:  _______________
                  o address where your check should be sent or where your funds should be wired or electronically transferred:  ___________

--------------------------------------------------------------------------------
By Telephone Call 1-877-638-2658 with instructions as to how you wish to (UNLESS YOU HAVE DECLINED receive your funds (mail, wire, electronic transfer). TELEPHONE SALES PRIVILEGES)


TO RECEIVE YOUR REDEMPTION PROCEEDS BY WIRE TRANSFER, you must indicate this option on your application. Your payment will be wired to your bank ordinarily on the next business day. The Fund and your bank may charge a wire transfer fee.

TO RECEIVE YOUR REDEMPTION PROCEEDS ELECTRONICALLY, your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your payment will be credited ordinarily within seven days. Your bank may charge for this service.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your Fund shares, provide the following information:
    o Your name and telephone number: _______________
    o The exact name on your account and account number: _______________
    o Taxpayer identification number (usually your Social Security number):____
    o Dollar value or number of shares to be exchanged:  _______________
    o The name of the Fund from which the exchange is to be made: ________
    o The name of the Fund into which the exchange is being made: _________


-------------------------------------------------------------------------------



                              METAMARKETS.COM FUNDS

                             MetaMarkets Index Fund



                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2001



--------------------------------------------------------------------------------


          This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for MetaMarkets Index Fund (the "Fund") of MetaMarkets.com Funds (the "Company"), dated ____________, 2001, as it may be revised from time to time. To obtain a copy of the Prospectus, please access the Company's Web site at http://www.MetaMarkets.com, go to the Fund Prospectus and follow the instructions, or call toll free 1-877-METAMKT (1-877-638-2658). When investing in the Fund, you will be asked to consent to receive all information about the Fund electronically.



                                TABLE OF CONTENTS
                                                                        PAGE


Description of the Company and the Fund.................................B-2
Management of the Company...............................................B-16
Management Arrangements.................................................B-20
Purchase and Redemption of Shares.......................................B-23
Determination of Net Asset Value........................................B-24
Shareholder Services and Privileges.....................................B-25
Performance Information.................................................B-26
Dividends, Distribution and Taxes.......................................B-26
Portfolio Transactions..................................................B-28
Information About the Company and the Fund..............................B-29
Counsel and Independent Auditors........................................B-30

                     DESCRIPTION OF THE COMPANY AND THE FUND

GENERAL

          The Company is a Massachusetts business trust that was formed on May 21, 1999. The Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund.

          MetaMarkets Investments LLC (the "Adviser") serves as the Fund's investment adviser.

          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as the Fund's administrator. BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as the Fund's distributor.

INDEX FUNDS


          The Fund seeks to achieve its objective by investing at least 80% of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the ______ Index. The net asset value of index funds and funds which are not actively managed, such as the Fund, may be disproportionately affected by the following risks: short- and long-term changes in the characteristics of the companies whose securities make up the index; modifications in the criteria for companies selected to make up the index; suspension or termination of the operation of the index; and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.


          Inclusion of a security in the ___ Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment. In the future, subject to prior notice to the Fund's shareholders, the Fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the Internet Economy. The Fund is not sponsored, endorsed, sold or promoted by the sponsor of the Index.

CERTAIN PORTFOLIO SECURITIES


          The following information supplements and should be read in conjunction with the Fund's Prospectus. The portfolio securities described below are not part of the Fund's principal investment strategies.


          CONVERTIBLE SECURITIES. While the Fund invests principally in common stocks, from time to time it may invest in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Fund's management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


          WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it becomes worthless.


          INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies, including participations in equity indices such as Standard & Poor's Depositary Receipts and Nasdaq-100 Index Tracking Shares described below. The Fund also may invest its cash reserves in securities issued by money market mutual funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.


          DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

          These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


          SPDRs, DIAMONDS AND NASDAQ-100 SHARES. The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.


          The Fund also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

          Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") represents undivided ownership interests in a portfolio of stocks which consists substantially of all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index, and is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of such Index. Nasdaq-100 Shares are listed for trading on the Exchange and are bought and sold in the secondary market like ordinary shares of stock at any time during the trading day.


          SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. Nasdaq-100 Shares are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Nasdaq-100 Index. The values of SPDRs, DIAMONDS and Nasdaq-100 Shares are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs, DIAMONDS and Nasdaq-100 Shares involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs, DIAMONDS and/or Nasdaq-100 Shares invested in by the Fund. Moreover, the Fund's investment in SPDRs, DIAMONDS and/or Nasdaq-100 Shares may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.

          ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options and certain other derivatives. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


INVESTMENT TECHNIQUES

          The following information supplements and should be read in conjunction with the Fund's Prospectus.

          BORROWING MONEY. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

          DERIVATIVES. The Fund may invest in, or enter into, derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Futures and options on the __Index are not currently available and may not be liquid if they become available.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

          However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.


          If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the market or prices for derivatives.


          Although neither the Company nor the Fund will be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


          The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. When required by the Securities and Exchange Commission (the "SEC"), the Fund will segregate permissible liquid assets to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.



          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.


          Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives in an amount generally equal to the value of the underlying securities. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.


SPECIFIC FUTURES TRANSACTIONS. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


OPTIONS--IN GENERAL. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or liquid securities. A put option written by the Fund is covered when, among other things, the Fund segregates cash or liquid securities having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

          Successful use by the Fund of options will be subject to the Adviser's ability to predict correctly movements in the prices of individual stocks, the stock market generally, or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.


          SWAP AGREEMENTS. The Fund may enter into swap agreements in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities, such as those representing a particular index.


          The Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.


          FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


          FORWARD COMMITMENTS. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment but the Fund does not make a payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the dividends, interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          NON-DIVERSIFIED STATUS. The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.


          SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other funds advised by the Adviser. If, however, orders for the same security for more than one fund are placed with the same broker, the Adviser may, but is not obligated to, aggregate or "bunch" such orders. The Adviser generally will seek to aggregate orders when it believes such aggregation may result in better execution (including better execution prices). While in some cases this could have a detrimental effect upon the price or value of a security for a particular fund, or upon its ability to complete an entire order, in other cases coordination and the ability to participate in volume transactions will be beneficial to such fund.



INVESTMENT RESTRICTIONS


          The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. The Fund has adopted investment restrictions numbered 8 through 10 as non-fundamental policies, which may be changed by vote of a majority of the Company's Board members at any time, subject to applicable regulatory requirements. The Fund may not:


          1. Invest 25% or more of the value of its total assets in the securities of issuers in any single industry, except to the extent the Fund's benchmark Index as described in the Prospectus is so concentrated, and provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.


          5. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.


          6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 8 and 9 may be deemed to give rise to a senior security.


          8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with short-selling, writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

                            MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


MetaMarkets Investments LLC................  Investment Adviser
BISYS Fund Services Ohio, Inc. ............  Administrator, Transfer Agent and
                                             Fund Accountant
BISYS Fund Services Limited Partnership ...  Distributor
Investors Bank & Trust Company ............  Custodian

          Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.

Name, Address                 Position(s) Held         Principal Occupation(s)
and Age                        With Company              During Past 5 Years
-------------------------    --------------------       -------------------


*Donald L. Luskin            Board Member, President    President and Chief
444 DeHaro Street,           and Treasurer              Executive Officer of
Suite 220                                               MetaMarkets.com, Inc.
San Francisco, CA  94107                                and the Adviser since
Age:  46                                                inception in June 1999.
                                                        From 1997 to 1998, Mr.
                                                        Luskin was Chief
                                                        Executive Officer of
                                                        Barclays Global Mutual
                                                        Funds and, from 1996 to
                                                        1997, he was Vice
                                                        Chairman of Barclays
                                                        Global Investors
                                                        ("Barclays"), one of the
                                                        world's largest
                                                        investment management
                                                        organizations. From 1987
                                                        to 1996, Mr. Luskin
                                                        served in various other
                                                        executive capacities for
                                                        Barclays and its
                                                        predecessors. Prior
                                                        thereto, he served as a
                                                        director and Senior Vice
                                                        President of Jefferies &
                                                        Company, Inc.
                                                        ("Jefferies & Co."), an
                                                        investment bank and
                                                        registered
                                                        broker-dealer, where he
                                                        created the POSIT
                                                        crossing network,
                                                        currently operated by
                                                        the Investment
                                                        Technology Group.
                                                        Formerly, Mr. Luskin was
                                                        a hedge fund manager and
                                                        member of the Chicago
                                                        Board Options Exchange
                                                        and the Pacific Stock
                                                        Exchange. He is the
                                                        author of the books,
                                                        "Index Options and
                                                        Futures: The Complete
                                                        Guide," and editor of
                                                        "Portfolio Insurance: A
                                                        Guide to Dynamic
                                                        Hedging."

Tracy G. Herrick             Board Member               Since 1981, President of
1150 University Avenue                                  Tracy G. Herrick, Inc.,
Palo Alto, CA  94301                                    an economic consulting
Age:  66                                                firm, and a director of
                                                        Jefferies & Co. Mr.
                                                        Herrick also is a
                                                        director of Anderson
                                                        Capital Management,
                                                        Inc., a registered
                                                        investment adviser, and
                                                        of The Committee For
                                                        Monetary Research and
                                                        Education.

James E. Mitchell            Board Member               Director of Finance and
1550 Waverly Street                                     Administration of the
Palo Alto, CA 94301                                     Lucile Packard
Age: 58                                                 Foundation for
                                                        Children's Health, a
                                                        non-profit foundation
                                                        focusing on children's
                                                        health issues. From 1974
                                                        to 1990, Mr. Mitchell
                                                        was Chief Financial
                                                        Officer of Lane
                                                        Publishing Co. and, from
                                                        1990 to 1998, he was
                                                        Vice President of
                                                        Finance and
                                                        Administration of Sunset
                                                        Publishing Corporation,
                                                        a subsidiary of Time
                                                        Warner Inc.

George G. C. Parker          Board Member               Dean Witter Professor of
Graduate School of Business                             Finance and Management
Stanford University                                     (Teaching), Associate
Stanford, CA  94305                                     Dean for Academic
Age:  61                                                Affairs, Director of the
                                                        MBA Program and
                                                        Co-director of the
                                                        Financial Management
                                                        Program at Stanford
                                                        University Graduate
                                                        School of Business.
                                                        Professor Parker also is
                                                        a board member of
                                                        Bailard, Biehl and
                                                        Kaiser, Inc., a
                                                        registered investment
                                                        adviser, Continental
                                                        Airlines Inc. and
                                                        several investment
                                                        companies in the
                                                        Dresdner/RCM Mutual
                                                        Funds complex.

Richard F. Froio             Vice President             Since April 1999, an
3435 Stelzer Road            and Secretary              employee of BISYS Fund
Columbus, OH   43219                                    Services, Inc., general
Age: 32                                                 partner of the
                                                        Distributor, and an
                                                        officer of other
                                                        investment companies
                                                        administered by the
                                                        Administrator or its
                                                        affiliates. From March
                                                        1998 to April 1999, an
                                                        employee of Loomis,
                                                        Sayles & Company. From
                                                        February 1997 to March
                                                        1998, an employee of
                                                        Fidelity Management and
                                                        Research Company. From
                                                        October 1995 to February
                                                        1997, Vice President,
                                                        South Shore Security
                                                        Systems, Inc.

Sandra B. Souter             Assistant Vice President   Since June 1999, an
3435 Stelzer Road,           and Assistant Secretary    employee of BISYS Fund
Columbus, OH 43219                                      Services, Inc. and an
Age: 39                                                 officer of other
                                                        investment companies
                                                        administered by the
                                                        Administrator or its
                                                        affiliates. Prior
                                                        thereto, Vice President
                                                        in the Retirement and
                                                        Asset Management
                                                        Division of First Union
                                                        Bank.


          The Company has a standing nominating committee comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board.


          The Company does not pay any remuneration to its officers and Board members other than fees and expenses to those Board members who are not directors, officers or employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates. The aggregate amount of compensation paid to each such Board member by the Company for the 11 month fiscal period ended July 31, 2000 was as follows:





                                              Total Compensation
 Name of                 Aggregate              From Fund and
 Board Member         Compensation from         Fund Complex
                        Company               Paid to Board Members
------------------    -------------------     ----------------------

Tracy G. Herrick           $2,500                    $2,500
James E. Mitchell          $2,500                    $2,500
George G. C. Parker        $2,500                    $2,500




                             MANAGEMENT ARRANGEMENTS


          INVESTMENT ADVISER. MetaMarkets Investments LLC, located at 444 DeHaro Street, Suite 220, San Francisco, California 94107, serves as the Fund's investment adviser. The Adviser is a wholly-owned subsidiary of MetaMarkets.com, Inc., a holding company organized under California law in February 1999. Europ@Web B.V. may be deemed a control person of the Adviser by virtue of its share holdings in MetaMarkets.com, Inc. In addition, Locatelli B.V. and Compagnie Financiere du Nord may each be deemed a control person of the Adviser because of Locatelli B.V.'s 99% interest in Europ@Web B.V. and Compagnie Financiere du Nord's ownership in Europ@Web B.V., respectively.


          The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated July 20, 1999 with the Company. The Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the Fund, in the event of its assignment (as defined in the 1940 Act).

          Under the terms of the Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

          From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume.


          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated July 20, 1999 with the Company. Under the Administration Agreement with the Company, the Administrator generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Company's Board in accordance with Massachusetts law. In connection therewith, the Administrator provides the Fund with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the SEC and filing of federal, state and local income tax returns) that are not being furnished by the Fund's custodian. The Administration Agreement will continue until July 20, 2004 and thereafter is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Administration Agreement, at a meeting held on July 20, 1999. The Administration Agreement is terminable without penalty, at any time if for cause, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


          As compensation for the Administrator's services under the Administration Agreement and under the Transfer Agency and Fund Accounting Agreement, the Company has agreed to pay the Administrator a monthly fee at the annual rate set forth below as a percentage of the Fund's average daily net assets:

          Average Daily Net                           Annual Rate of
          Assets of the Fund                            Fee Payable

          on the first $500 million                       .13%
          on the next $250 million                        .10%
          on the next $250 million                       .085%
          on assets in excess of $1 billion              .075%

The Company has agreed to pay the Administrator a minimum annual fee of $75,000 for the first year under the Administration Agreement, $162,500 for the second year and $187,500 for years three, four and five.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., acts as the distributor of the Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated July 20, 1999, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares.


          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of 0.25% of the value of the Fund's average daily net assets. Under the Distribution Plan, the Distributor may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with the Distributor ("Service Organizations") in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to the Distributor under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.


          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which shareholders may bear for distribution pursuant to the Distribution Plan without shareholder approval and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the Fund, the Distribution Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of the Fund's outstanding shares. As to the Fund, a Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Board members, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's outstanding shares. A Distribution Plan agreement will terminate automatically, as to the Fund, in the event of its assignment (as defined in the 1940 Act).

          TRANSFER AND DIVIDEND DISBURSING AGENT, FUND ACCOUNTANT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. is the Company's transfer and dividend disbursing agent (the "Transfer Agent"). Under a Transfer Agency Agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these and other services, the Transfer Agent receives the fee described under "Administrator" above and a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


          BISYS Fund Services Ohio, Inc. (the "Fund Accountant") provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Company. Under the Fund Accounting Agreement, the Fund Accountant receives the fee described under "Administrator" above.


          Investors Bank & Trust Company (the "Custodian") acts as custodian of the Fund's investments. Under a custodian agreement with the Company, the Custodian provides for the holding of the Fund's securities and the retention of all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the Fund's net asset value, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund; other expenses of the Company are allocated among its funds on the basis determined by the Company's Board including, without limitation, proportionately in relation to the net assets of each fund.


                        PURCHASE AND REDEMPTION OF SHARES


          GENERAL PURCHASE INFORMATION. The minimum initial investment for the Fund is $2,500, and subsequent investments must be at least $250. For IRAs and participants in the Automatic Investment Plan, the minimum initial investment is $1,000, and subsequent investments for IRAs must be at least $250. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $100. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial or subsequent investment must be at least $50. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor. Share certificates will not be issued.


          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $500 without filing a new account application during the calendar year the account is closed or during the following calendar year, provided the information on the old account application is still applicable.


          REDEMPTION FEE. The Fund will deduct a redemption fee equal to 1.50% of the net asset value of Fund shares redeemed or exchanged within 90 days of the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. No redemption fee will be charged on the redemption or exchange of shares held longer than 90 days or acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time, or from time to time.

          REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in the Fund's portfolio securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund is valued. If the recipient sells such securities, brokerage charges would be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

          GENERAL. Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.


          The Fund's securities, including covered call options written by the Fund, are valued at the closing market price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Debt securities maturing in 60 days or less generally are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Company's Board. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board or in accordance with procedures approved by the Board.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Company's Board are valued at fair value as determined in good faith by the Board or in accordance with procedures approved by the Board. The method of valuation will be reviewed on a current basis. In making a good faith valuation of restricted securities, generally the following factors will be taken into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount may be revised periodically. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant.


                       SHAREHOLDER SERVICES AND PRIVILEGES


          The services and privileges described under this heading may not be available to clients of certain Service Organizations, and some Service Organizations may impose certain conditions or fees on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult their Service Organization in this regard.

          EXCHANGE PRIVILEGE. The Exchange Privilege enables you to purchase, in exchange for shares of the Fund, shares of another fund advised by the Adviser. A 1.50% redemption fee will be charged upon an exchange of Fund shares held for 90 days or less. The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

          Shares will be exchanged at the next determined net asset value. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          The exchange of shares of one fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


          AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan permits you to purchase shares of the Fund (minimum initial investment of $1,000 and minimum subsequent investments of $250 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the account application. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by accessing the Company's Website at http://www.MetaMarkets.com and following the relevant instructions, and your cancellation will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

          DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by the Fund in shares of another fund advised by the Adviser of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the account application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

                             PERFORMANCE INFORMATION

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

          Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


          From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. However, a portfolio manager, analyst or other employee of the Adviser may express views regarding a particular company, security, industry, or market sector which are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

          Advertising materials may also include biographical information relating to portfolio personnel and may refer to or include commentary relating to investment strategy; asset growth; current or past business; political economic or financial conditions; and other matters of general interest to investors. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including relevant indices and data from the ___ Index, Lipper Analytical Services, Inc., Morningstar, Inc., S&P 500 Index, Russell 2000 Index, Nasdaq-100 Index, EAFE Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Fund from any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his or her shares below the cost of investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

          In general, dividends (other than capital gain dividends) paid by the Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor must have held Fund shares for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.


          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

          Offsetting positions held by the Fund involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Fund was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

                             PORTFOLIO TRANSACTIONS


          The Adviser is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Transactions are allocated to various dealers by the Fund's investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such services may include, without limitation, providing research and related products (including news and quotation equipment), financial publications and expenses for research-related travel for visiting companies and meeting with companies' managements, other means of obtaining investment information, due diligence, outside appraisers and industry conference fees. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares.


          To the extent research services are furnished by brokers through which the Fund effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Fund. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

          The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Fund may pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

                   INFORMATION ABOUT THE COMPANY AND THE FUND

          Each share has one vote and shareholders will vote in the aggregate, except as otherwise required by law. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, conversion or subscription rights and are freely transferable.

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Company's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Board member. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares. In addition, the Company's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established, without shareholder approval, and sold pursuant to other offering documents.


          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the election of board members from the separate voting requirements of the Rule.


          To date, seven series have been authorized. All consideration received by the Company for shares of one of the series, and all assets in which such consideration is invested, belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one series are treated separately from those of the other series.


          The Fund will post its annual and semi-annual financial statements on the MetaMarkets.com Website and e-mail notice of such postings to all its shareholders.

                        COUNSEL AND INDEPENDENT AUDITORS

         Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Prospectus.

          PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105-2119, independent accountants, have been selected as the Fund's independent auditors.

                            PART C. OTHER INFORMATION

Item 23.

     (a)    Amended and Restated Agreement and Declaration of Trust.*

     (b)    Bylaws.*

     (d)(1) Investment Advisory Agreement.**

        (2) Administration Agreement.***

     (e)(1) Distribution Agreement.***

        (2) Distribution and Servicing Plan Agreement.***

     (g)    Custodian Agreement.***

     (i)    Opinion and Consent of Registrant's Counsel.***

     (j)    Consent of Independent Auditors.****

     (m)    Distribution and Servicing Plan Pursuant to Rule 12b-1.***

     (p)    Codes of Ethics adopted by Registrant and its Investment Adviser.**

     Other:  Notification of Election on Form N-18F-1.***
             Power of Attorney.***
-----------------------


* Previously filed as part of Pre-Effective Amendment No. 2 to Registrant's Registration Statement.
** Previously filed as part of Post-Effective Amendment No. 1 to Registrant's Registration Statement.
*** Previously filed as part of Pre-Effective Amendment No. 3 to Registant's Registration Statement.
**** To be filed by amendment.



Item 24.  Persons Controlled By or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is made to Article EIGHTH of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed as Exhibit (a). The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as Exhibit (b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Board members, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Board member, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Board member, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


               Reference is also made to the Distribution Agreement filed as Exhibit (e) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement.


Item 26.  Business and Other Connections of Investment Adviser

          Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of MetaMarkets Investments LLC, the Fund's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by MetaMarkets Investments LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by MetaMarkets Investments LLC (SEC File No. 801-56655).

Item 27.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:



                              Alpine Equity Trust
                       American Independence Funds Trust
                           American Performance Funds
                                  AmSouth Funds
                                   BB&T Funds
                               The Coventry Group
                                The Eureka Funds
                                FifthThird Funds
                                 Governor Funds
                             Hirtle Callaghan Trust
                  HSBC Funds Trust and HSBC Mutual Funds Trust
                                  Magna Funds
                         Mercantile Mutual Funds, Inc.
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                            Old Westbury Funds, Inc.
                              Pacific Capital Funds
                          Republic Advisor Funds Trust
                              Republic Funds Trust
                            Summit Investment Trust
                  US Allianz Variable Insurance Products Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                      The Victory Variable Insurance Funds
                           Vintage Mutual Funds, Inc.
                                 WHATIFI Funds

          (b) The information required by this Item 27(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).


Item 28.  Location of Accounts and Records

          1.  Investors Bank & Trust Company
              200 Clarendon Street
              Boston, Massachusetts  02117-9130

          2.  BISYS Fund Services Ohio, Inc.
              3435 Stelzer Road
              Columbus, Ohio  43219-3035

          3.  MetaMarkets Investments LLC
              444 DeHaro Street - Suite 220
              San Francisco, CA  94107

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          None.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 6th day of December, 2000.




                                          METAMARKETS.COM FUNDS
                                                 (Registrant)

                                          By: /s/ Donald L. Luskin
                                             --------------------------------
                                                  DONALD L. LUSKIN, PRESIDENT


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Donald L. Luskin           President and Treasurer        December 6, 2000
---------------------------    (Principal Executive
DONALD L. LUSKIN               Officer and Chief Financial
                               and Accounting Officer)
                               and Board Member


/s/ Tracey G. Herrick*         Board Member                  December 6, 2000
---------------------------
TRACEY G. HERRICK


/s/ James E. Mitchell*         Board Member                  December 6, 2000
---------------------------
JAMES E. MITCHELL


/s/ George G.C. Parker*        Board Member                  December 6, 2000
--------------------------
GEORGE G.C. PARKER


*By:  /s/ Donald L. Luskin
      --------------------------
      Donald L. Luskin,
      as attorney-in-fact